Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Beginning balance	$ 104,568	$ 69,692
Goodwill acquired	481	35,517
Foreign Currency Translation Adjustments	167	(638)
Allocation of Goodwill		0
Other	(9)	(3)
Ending balance	105,207	104,568
Business Solutions [Member]
Goodwill [Roll Forward]
Beginning balance	45,351	0
Goodwill acquired	22	0
Foreign Currency Translation Adjustments	0	0
Allocation of Goodwill		45,351
Other	(9)	0
Ending balance	45,364	45,351
Entertainment Group [Member]
Goodwill [Roll Forward]
Beginning balance	38,673	0
Goodwill acquired	380	30,839
Foreign Currency Translation Adjustments	0	0
Allocation of Goodwill		7,834
Other	0	0
Ending balance	39,053	38,673
Consumer Mobility [Member]
Goodwill [Roll Forward]
Beginning balance	16,512	0
Goodwill acquired	14	0
Foreign Currency Translation Adjustments	0	0
Allocation of Goodwill		16,512
Other	0	0
Ending balance	16,526	16,512
International [Member]
Goodwill [Roll Forward]
Beginning balance	4,032	0
Goodwill acquired	65	4,672
Foreign Currency Translation Adjustments	167	(638)
Allocation of Goodwill		0
Other	0	(2)
Ending balance	4,264	4,032
Wireless [Member]
Goodwill [Roll Forward]
Beginning balance	0	36,469
Goodwill acquired	0	6
Foreign Currency Translation Adjustments	0	0
Allocation of Goodwill		(36,471)
Other	0	(4)
Ending balance	0	0
Wireline [Member]
Goodwill [Roll Forward]
Beginning balance	0	33,223
Goodwill acquired	0	0
Foreign Currency Translation Adjustments	0	0
Allocation of Goodwill		(33,226)
Other	0	3
Ending balance	$ 0	$ 0